CAPITAL COMMITMENTS (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2018
Hilli Conversion to FLNGV
Capital commitments:
Purchase obligation, due in next twelve months		$ 21,530
Purchase obligation		$ 21,530
Subsequent Event | Gimi Conversion
Capital commitments:
Long-term purchase commitment, period	20 years
Long-term purchase commitment, amount	$ 1,300,000